Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current liabilities:
Deferred finance costs, current	$ 0	$ 110
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	20,000	20,000
Preferred stock, shares outstanding (in shares)	20,000	20,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	19,648,956	18,191,614
Common stock, shares outstanding (in shares)	19,648,956	18,191,614
Long-Term Debt and Other Financial Liabilities [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	$ 1,132	$ 1,856
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	2,028	1,871
Convertible Notes [Member]
Current liabilities:
Deferred finance costs and debt discounts, current	$ 174	$ 332